Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000228384
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	10.89%	8.44%	5.76%
C000228383
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000228384
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%	9.67%	6.36%
Without Sales Load [Member] | C000228383
Average Annual Return [Line Items]
Average Annual Return, Percent	17.58%	9.84%	6.52%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.54%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.54%
FEDERATED INDEX: ICE 3M US T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 3M US T-Bill Index
Average Annual Return, Percent	5.25%	2.46%	1.77%
FEDERATED INDEX: Morningstar Equity Market Neutral Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Equity Market Neutral Funds Average
Average Annual Return, Percent	9.12%	4.23%	2.72%
FEDERATED INDEX: ICE 3M US T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 3M US T-Bill Index
Average Annual Return, Percent	5.25%	2.46%	1.77%
FEDERATED INDEX: Morningstar Equity Market Neutral Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Equity Market Neutral Funds Average
Average Annual Return, Percent	9.12%	4.23%	2.72%